Organization and Nature of Business - Additional Disclosures (Details) - USD ($) $ / shares in Units, $ in Millions	Jul. 01, 2014	Dec. 31, 2014
Schedule of Limited Partnership Activity [Line Items]
Common units sold to the public	18,687,500
Common units sold to the public, price per share (in dollars per share)	$ 25
Proceeds from issuance of common units, net of underwriting discounts, commissions and structuring fees	$ 438
NextEra Energy Equity Partners, LP [Member] | NEP OpCo [Member]
Schedule of Limited Partnership Activity [Line Items]
Payments to acquire limited partner interests	$ 288
Common units purchased	12,291,593
NEP OpCo [Member] | NEP OpCo [Member]
Schedule of Limited Partnership Activity [Line Items]
Payments to acquire limited partner interests	$ 150
Common units purchased	6,395,907
NEP OpCo [Member]
Schedule of Limited Partnership Activity [Line Items]
Noncontrolling interest, percent ownership		20.10%
Noncontrolling interest, percent ownership by noncontrolling owners		79.90%